TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade Payables And Other Current Liabilities
Accrued salaries	€ 1,138	€ 1,874
Current tax liabilities	2,417	5,756
Others	39	55
Total	€ 3,594	€ 7,685